Non-Current Assets or Disposal Groups Classified as Held For Sale - Summary of Carrying Amount of Electrogas S.A. Classified as Non-Current Assets Held For Sale (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity of Centrales Hidroeléctricas de Aysén S.A.Ownership Interest	$ 3,786,961,657	$ 3,462,993,642	$ 3,201,900,783	$ 3,084,065,791
Carrying Amount of Centrales Hidroeléctricas de Aysén S.A.	12,707,221	18,738,198	45,716,371
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity of Centrales Hidroeléctricas de Aysén S.A.Ownership Interest	$ 8,245,555
Ownership Interest	51.00%
Carrying Amount of Centrales Hidroeléctricas de Aysén S.A.	$ 4,205,233	$ 6,441,166	$ 6,280,293